ORGANIZATION AND BASIS OF PRESENTATION (Details)	Dec. 31, 2012 1Verge Internet	Dec. 31, 2012 Jet Brilliant	Dec. 31, 2012 Jet Brilliant Beijing	Dec. 31, 2012 Youku Xi'an	Dec. 31, 2012 Trade Lead	Dec. 31, 2012 Tudou	Dec. 31, 2012 StarCloud	Dec. 31, 2012 Reshuffle Technology	Dec. 31, 2012 Chuanxian	Mar. 11, 2012 Tudou
ORGANIZATION AND BASIS OF PRESENTATION
Stock-for-stock transaction percentage										100.00%
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%